Regulatory Matters (Tables)	6 Months Ended
Jun. 30, 2026
Regulated Operations [Abstract]
Schedule of generate rate cases and infrastructure surcharges
The table below summarizes the annualized incremental revenues, assuming a constant sales volume and customer count, resulting from general rate case authorizations that are effective during 2026. The amounts include reductions for the amortization of the excess accumulated deferred income taxes that are generally offset in income tax expense.

	Effective Date	Amount
General rate cases by state:
Pennsylvania	August 13, 2026	$75
West Virginia	March 1, 2026	20
Maryland	February 26, 2026	2
California, Attrition Increase (a)	January 1, 2026	14

Total general rate case authorizations		$111

Schedule of annualized incremental revenues	Presented in the table below are annualized incremental revenues, assuming a constant sales volume and customer count, resulting from infrastructure surcharge authorizations that are effective during 2026:

	Effective Date		Amount
Infrastructure surcharges by state:
Missouri	August 15, 2026		$18
Pennsylvania	(a	)	27
New Jersey	May 30, 2026		25
Indiana	March 18, 2026		15
West Virginia	March 1, 2026		2
Missouri	March 1, 2026		13
Illinois	January 1, 2026		5

Total infrastructure surcharge authorizations			$105

(a)	In 2026, $11 million was effective January 1, $7 million was effective April 1 and $9 million was effective July 1.